OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden

hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 06/30/2012

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund			6/30/2012

			% of
Principal	Description	Amortized Cost	Net Assets

Govt & Agency Sec
2,000,000.00	FNMA Var (FED+20)	2,000,687.08	1.77
	Var Due 12/03/12
	31398A6V9
1,425,000.00	FHLB	1,424,892.84	1.26
	0.200% Due 01/18/13
	313376MZ5
480,000.00	FHLB	479,854.48	0.42
	0.160% Due 01/24/13
	313376VG7
1,000,000.00	FFCB Var (Prime)	1,000,061.96	0.88
	0.240% Due 02/01/13
	31331KL99
2,730,000.00	FHLB	2,728,784.25	2.41
	0.150% Due 02/06/13
	313376ZB4
945,000.00	FHLB	944,800.39	0.83
	0.190% Due 02/12/13
	313378BD2
1,100,000.00	FFCB Var (3ML-10)	1,100,195.64	0.97
	Var Due 03/25/13
	31331JSS3
2,000,000.00	FFCB Var (Prime)	2,001,100.48	1.77
	0.300% Due 04/11/13
	31331KGY0
4,000,000.00	FNMA	4,051,786.35	3.58
	1.750% Due 05/07/13
	31398AJ94
2,000,000.00	FHLMC Var (FED+21)	1,999,153.16	1.76
	Var Due 09/12/13
	3134G2K43
300,000.00	FFCB Var (FED+14)	299,608.60	0.26
	Var Due 10/15/13
	31331KHB9
500,000.00	FFCB Var (FED+18)	499,280.63	0.44
	Var Due 07/14/14
	31331KQZ6
2,000,000.00	FFCB Var (1ML+1)	1,999,529.56	1.76
	Var Due 10/24/14
	31331KJ84
20,480,000.00	TOTAL Govt & Agency Sec	20,529,735.42	18.12

Repurchase Agreement
51,497,608.00	Merrill Lynch Repo	51,497,608.00	45.44
	0.15% due 7/ 2/12
51,497,608.00	TOTAL Repurchase Agreement	51,497,608.00	45.44

Short-Term Invest
245,000.00	Bank Iowa	245,000.00	0.22
	14521 - 0.250%
245,000.00	Bank of the West	245,000.00	0.22
	03514 - 0.400%
245,000.00	Boone Bank & Trust	245,000.00	0.22
	33552 - 0.250%
245,000.00	Cent S Bk-St Cent IM	245,000.00	0.22
	10903 - 1.000%
245,000.00	Citizens St Bk-Pocah	245,000.00	0.22
	26720 - 0.500%
245,000.00	Comm Svgs-Manchester	245,000.00	0.22
	14633 - 0.520%
245,000.00	Comm Bank of Oelwein	245,000.00	0.22
	34857 - 0.800%
245,000.00	Fidelity Bank-Huxley	245,000.00	0.22
	14251 - 0.600%
245,000.00	First Community Bank	245,000.00	0.22
	14904 - 0.450%
245,000.00	FNB-Creston	245,000.00	0.22
	04444 - 0.400%
245,000.00	FNB-Sioux Center	245,000.00	0.22
	04503 - 0.650%
245,000.00	Iowa State Bank	245,000.00	0.22
	15808 - 0.300%
245,000.00	Nationwide Bk-Columb	245,000.00	0.22
	34710 - 0.350%
245,000.00	Northwest Bk Spencer	245,000.00	0.22
	32647 - 0.400%
245,000.00	Treynor State Bank	245,000.00	0.22
	14812 - 0.500%
29,958,564.93	Federal Insured Cash	29,958,564.93	26.44

245,000.00	Bank Baroda NYC CD	245,000.00	0.22
	33681 0.40% 11/02/12
245,978.01	Newburyport Bank CD	245,978.01	0.22
	90251 0.40% 11/28/12
1,005,499.76	CDARS Treynor St Bk	1,005,499.76	0.89
	0.450% Due 12/06/12
1,005,499.75	CDARS Treynor St Bk	1,005,499.75	0.89
	0.450% Due 12/27/12
245,000.00	City State Bank CD	245,000.00	0.22
	16438 0.65% 01/25/13
250,400.68	Freedom Financial CD	250,400.68	0.22
	35031 0.65% 02/07/13
245,000.00	First Federal Svg CD	245,000.00	0.22
	30742 0.65% 03/11/13
250,000.00	CIT Bank CD	250,000.00	0.22
	35575 0.40% 03/21/13
250,000.00	First Mariner Bk CD	250,000.00	0.22
	31286 0.36% 03/21/13
240,000.00	Merrick Bank CD	240,000.00	0.21
	34519 0.40% 04/01/13
240,000.00	Bank Hapoalim CD	240,000.00	0.21
	33686 0.45% 04/11/13
245,000.00	GE Money Bank CD	245,000.00	0.22
	27314 0.35% 04/12/13
245,000.00	Beal Bank CD	245,000.00	0.22
	57833 0.40% 04/24/13
245,000.00	Firstbank Puerto CD	245,000.00	0.22
	30387 0.40% 05/03/13
245,000.00	Bank India NYC CD	245,000.00	0.22
	33648 0.55% 05/08/13
245,000.00	Bank of China NYC CD	245,000.00	0.22
	33653 0.60% 05/09/13
245,000.00	EnerBank USA CD	245,000.00	0.22
	57293 0.40% 05/29/13
245,000.00	Banco Bilbao PR CD	245,000.00	0.22
	19919 0.50% 05/30/13
245,000.00	Goldman Sachs Bk CD	245,000.00	0.22
	33124 0.40% 05/30/13
245,000.00	Safra Nat'l NYC CD	245,000.00	0.22
	26876 0.40% 05/31/13
245,000.00	Huntington Nat'l CD	245,000.00	0.22
	0.450% Due 05/31/13
245,000.00	Ally Bank CD	245,000.00	0.22
	57803 0.45% 06/06/13
245,000.00	Mizuho Corp Bank CD	245,000.00	0.22
	21843 0.40% 06/06/13
245,000.00	Doral Bank, PR CD	245,000.00	0.22
	32102 0.50% 06/07/13
245,000.00	First Nat'l Omaha CD	245,000.00	0.22
	05452 0.50% 06/07/13
41,285,943.13	TOTAL Short-Term Invest	41,285,943.13	36.43

113,263,551.13	TOTAL PORTFOLIO	113,313,286.55	100

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF AUGUST 21, 2012, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

   David W. Miles, President

   August 21, 2012

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, President, Principal Executive Officer

August 21, 2012

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

August 21, 2012